SHORT-TERM INVESTMENTS - Additional information (Details) ¥ in Thousands, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2018 CNY (¥)	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Schedule Of Investments
Payments to acquire investment					¥ 41,300
Unrealized loss on available-for-sale investments		¥ (21,340)	$ (3,270)	¥ 2,666	14,684
Unrealized gain on available-for-sale investments and others, tax effect		4,017		620	¥ 2,250
Joyrun
Schedule Of Investments
Payments to acquire investment	¥ 10,500
Interest rate	8.00%
Unrealized loss on available-for-sale investments		842		840
Others
Schedule Of Investments
Unrealized gain on available-for-sale investments and others, tax effect		¥ 401		¥ 400